Auditor’s remuneration	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Auditor's remuneration	Auditor’s remuneration

			$ million
Fees	2024	2023	2022
The audit of the company annual accounts[a]	40	38	36
The audit of accounts of subsidiaries of the company	17	15	15
Total audit	57	53	51
Audit-related assurance services[b]	4	4	4
Total audit and audit-related assurance services	61	57	55
Non-audit and other assurance services	4	3	—
Services relating to bp pension plans	1	1	1
	66	61	56
aFees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
bIncludes interim reviews and audit of internal control over financial reporting and non-statutory audit services.
2024 includes $1.3 million of additional fees for 2023. 2023 includes $0.2 million of additional fees for 2022. 2022 includes $0.3 million of additional fees for 2021. Auditor's remuneration is included in the income statement within distribution and administration expenses.
Tax services (in relation to income tax, indirect tax compliance, employee tax services and tax advisory services) were nil in all periods presented.
The audit committee has established pre-approval policies and procedures for the engagement of Deloitte to render audit and certain assurance and other services. The audit fees payable to Deloitte were considered as part of the audit tender process in 2016 and challenged by the audit committee through comparison with the audit pricing proposals of the other bidding firms. Changes in audit fees subsequent to the audit tender, including matters relevant to the 2024 audit, have been reviewed and challenged by the Audit Committee, before being approved. Deloitte performed further assurance services that were not prohibited by regulatory or other professional requirements and were pre-approved by the Committee. Deloitte is engaged for these services when its expertise and experience of bp are important. Most of this work is of an audit-related or assurance nature.
Under SEC regulations, the remuneration of the auditor of $66 million (2023 $61 million and 2022 $56 million) is required to be presented as follows: audit
$57 million (2023 $53 million and 2022 $51 million); other audit-related $4 million (2023 $4 million and 2022 $4 million); tax $nil (2023 $nil and 2022 $nil);
and all other fees $5 million (2023 $4 million and 2022 $1 million).